UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05749

THE CHINA FUND, INC.

(Exact name of registrant as specified in charter)

c/o STATE STREET BANK AND TRUST COMPANY

2 AVENUE DE LAFAYETTE

P.O. BOX 5049

BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Tracie A. Coop Secretary The China Fund, Inc. 4 Copley Place, 5th Floor Boston, MA 02116	Leonard B. Mackey, Jr., Esq. Clifford Chance U.S. LLP 31 West 52nd Street New York, New York 10019

Registrant’s telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS
CHINA - “A” SHARES
Information Technology — (4.5%)
HAND Enterprise Solutions Co., Ltd. # † (1)	11,238,137	$24,512,446

TOTAL CHINA—“A” SHARES — (Cost $3,164,274)	4.5%	24,512,446

HONG KONG
Consumer Discretionary — (6.6%)
Ajisen China Holdings, Ltd. (2)	6,945,000	7,996,448
FU JI Food & Catering Services * ^ # (1)	5,462,000	—
Huiyin Household Appliances Holdings Co., Ltd. # †	160,413,750	14,064,487
Ports Design, Ltd. # (2)	4,549,500	7,449,735
Shangri-La Asia, Ltd. (2)	3,316,683	6,902,094

		36,412,764

Consumer Staples — (1.8%)
Chaoda Modern Agriculture (Holdings), Ltd. # (1) (2)	26,651,357	2,834,958
Natural Beauty Bio-Technology, Ltd. #	47,710,000	7,381,831

		10,216,789

Financials — (1.4%)
Far East Horizon, Ltd. *	7,898,000	7,535,677

Health Care — (1.7%)
China Shineway Pharmaceutical Group, Ltd. (2)	3,041,000	4,383,607
Golden Meditech Co., Ltd. * # (2)	35,040,000	4,879,342

		9,262,949

Industrials — (1.9%)
Shenzhen International Holdings, Ltd. # (2)	150,090,000	10,256,543

Information Technology — (1.9%)
China Innovationpay Group, Ltd. * #	146,000,000	3,219,010
Tencent Holdings, Ltd. (2)	291,000	7,117,603

		10,336,613

Utilities — (3.9%)
China Water Affairs Group, Ltd. # (2)	19,976,000	6,129,977
Enn Energy Holdings, Ltd. (2)	5,084,000	15,437,247

		21,567,224

TOTAL HONG KONG — (Cost $122,092,867)	19.2%	105,588,559

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
HONG KONG — “H” SHARES
Consumer Discretionary — (1.7%)
Wumart Stores, Inc. (2)	4,547,750	$9,358,427

Consumer Staples — (0.9%)
Asian Citrus Holdings, Ltd. (2)	8,814,000	4,795,776

Financials — (2.4%)
CITIC Securities Co., Ltd. * (2)	6,688,500	13,211,767

Health Care — (15.9%)
China Medical System Holdings, Ltd. # † (2)	86,093,200	56,279,497
Shandong Weigao Group Medical Polymer Co., Ltd. (2)	18,352,000	16,800,227
Sinopharm Group Co., Ltd. (2)	6,056,800	14,369,262

		87,448,986

Industrials — (0.8%)
Fook Woo Group Holdings, Ltd. * # (1) (2)	25,314,000	4,471,516

Materials — (0.5%)
Shandong Chenming Paper Holdings, Ltd.	6,072,196	2,943,791

TOTAL HONG KONG—“H” SHARES — (Cost $64,277,411)	22.2%	122,230,263

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $186,370,278)	41.4%	227,818,822

SINGAPORE
Consumer Staples — (2.1%)
China Fishery Group, Ltd. # (2)	13,594,872	11,672,665

Information Technology — (0.7%)
CDW Holding, Ltd. # †	47,602,000	3,708,706

TOTAL SINGAPORE — (Cost $14,757,707)	2.8%	15,381,371

TAIWAN
Consumer Discretionary — (7.6%)
FamilyMart Co., Ltd. #	4,501,652	19,626,974
Far Eastern Department Stores, Ltd. (2)	11,922,460	16,077,944
Test-Rite International Co., Ltd. #	8,457,000	6,131,057

		41,835,975

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2012 (Unaudited)

	$15,693,355	$15,693,355
Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
TAIWAN (continued)
Consumer Staples — (2.9%)
Uni-President Enterprises Corp. (2)	10,625,335	$15,693,355

Financials — (6.9%)
KGI Securities Co., Ltd.	17,321,078	7,317,735
Ruentex Development Co., Ltd. (2)	15,636,301	19,315,819
Yuanta Financial Holdings Co., Ltd. *	19,305,680	10,896,658

		37,530,212

	Face Amount
Financials — (0.8%)
Taiwan Life Insurance Co., Ltd. 4.0% 12/28/14 # † @	$200,000,000	4,512,108

	Shares
Information Technology — (1.9%)
WT Microelectronics Co., Ltd.	7,122,000	10,494,945

Materials — (1.5%)
China Metal Products Co., Ltd. #	12,420,374	8,458,658

TOTAL TAIWAN — (Cost $76,215,132)	21.6%	118,525,253

UNITED STATES
Consumer Staples — (1.0%)
China New Borun Corp., ADR * # (2)	1,202,859	5,424,894

Energy — (0.6%)
Far East Energy Corp. * #	10,303,847	3,348,750

Health Care — (3.8%)
Mindray Medical International, Ltd., ADR (2)	291,700	8,680,992
WuXi PharmaTech Cayman, Inc., ADR * (2)	883,490	11,997,794

		20,678,786

Information Technology — (2.7%)
Hollysys Automation Technologies, Ltd. * (2)	925,700	8,988,547

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
UNITED STATES (continued)
Information Technology (continued)
VanceInfo Technologies, Inc., ADR * (2)	474,800	$5,968,236

		14,956,783

TOTAL UNITED STATES — (Cost $48,357,326)	8.1%	44,409,213

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS — (Cost $328,864,717)	78.4%	430,647,105

EQUITY LINKED SECURITIES
Consumer Discretionary — (1.1%)
Shanghai Yuyuan Tourist Mart Co., Ltd. Access Product (expiration 03/26/14)
144A, * (3)	429,303,600	6,199,500

Consumer Staples — (2.1%)
Wuliangye Yibin Co., Ltd. Access Product (expiration 12/11/13) 144A, * (3)	931,000	4,721,041
Wuliangye Yibin Co., Ltd. Access Product (expiration 01/20/15) 144A, * (4)	1,403,507	7,114,377

		11,835,418

Financials — (4.3%)
Ping An Insurance (Group) Company of China, Ltd. Access Product (expiration 01/17/14) 144A, * (4)	1,209,059	7,348,073
Ping An Insurance (Group) Company of China, Ltd. Access Product (expiration 04/01/13) 144A, * (3)	2,661,500	16,175,304

		23,523,377

Industrials — (1.9%)
Qinghai Salt Lake Potash Co., Ltd. Access Product (expiration 01/20/15) 144A, * (4)	814,450	4,202,322
Suning Appliance Co., Ltd. Access Product (expiration 01/20/15) 144A, * (4)	4,607,872	6,349,647

		10,551,969

Information Technology — (3.5%)
Ufida Software Co., Ltd. Access Product (expiration 01/20/15) 144A, * (4)	2,318,472	6,045,631
Ufida Software Co., Ltd. Access Product (expiration 01/20/16) 144A, * (3)	1,297,600	3,383,613
ZTE Corp. Access Product (expiration 12/11/13) 144A, * (3)	1,117,200	2,620,997
ZTE Corp. Access Product (expiration 01/20/15) 144A, * (4)	2,982,299	6,996,596

		19,046,837

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
EQUITY LINKED SECURITIES (continued)
Telecommunications — (1.4%)
China United Network Communications Ltd. Access Product (expiration 09/19/13) 144A, * (3)	5,132,800	$3,970,524
China United Network Communications, Ltd. Access Product (expiration 01/20/15) 144A, * (4)	4,676,237	3,617,345

		7,587,869

TOTAL EQUITY LINKED SECURITIES — (Cost $84,717,403)	14.3%	78,744,970

DIRECT INVESTMENTS (5)
Consumer Staples — (2.9%)
Zong Su Foods (acquired 09/21/10) * # † (1)	2,677	16,000,429
Health Care — (3.0%)
China Bright (acquired 08/27/10) * # † (1) (6)	14,665,617	16,526,663
Information Technology — (0.0%)
China Silicon Corp. Common Stock, (acquired 01/08-09/10) * # † (1)	2,301,863	—
China Silicon Corp., Series A Preferred (acquired 11/30/07) * # † (1)	27,418	—

TOTAL DIRECT INVESTMENTS — (Cost $36,599,297)	5.9%	32,527,092

COLLATERAL FOR SECURITIES ON LOAN
State Street Navigator Prime Portfolio	74,584,799	74,584,799

TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $74,584,799)	13.6%	74,584,799

	Face Amount
SHORT TERM INVESTMENTS
UNITED STATES
Repurchase Agreement with State Street Bank and Trust, 0.01%, 02/01/12 (7)	4,338,000	4,338,000

TOTAL UNITED STATES — (Cost $4,338,000)	0.8%	4,338,000

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2012 (Unaudited)

		Value (Note A)
TOTAL INVESTMENTS** — (Cost $529,104,216)	113.0%	620,841,966

OTHER ASSETS AND LIABILITIES	(13.0)%	(71,312,585)

NET ASSETS	100.0%	$549,529,381

Notes to Schedule of Investments

(A) Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available are valued at fair value in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments are valued at fair value as determined by or at the direction of the Board of Directors based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities are valued at fair value primarily based on the value(s) of the security (or securities) underlying, which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

The Fund’s investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

*	Denotes non-income producing security.
^	Security is deemed worthless.
#	Illiquid security.
†	Affiliated issuer (see Note B).
@	The bond will be converted into common stock at maturity.
(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.
(2)	A portion or all of the security was held on loan. As of January 31, 2012, the market value of the securities loaned was $83,243,812.
(3)	Equity linked securities issued by Credit Lyonnais (CLSA).
(4)	Equity linked securities issued by Citigroup Global Markets Holdings.
(5)	Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore valued in good faith by the Board of Directors at fair market value. The securities continue to be valued in good faith by Board of Directors at fair market value as of January 31, 2012.
(6)	The security contains a put option which allows the Fund to sell the investment for a value at least equal to the purchase price under certain circumstances.
(7)	Repurchase agreement, dated 01/31/12, due 02/01/12 with repurchase proceeds of $4,338,001 is collateralized by US Treasury Note 3.125% due 05/15/21 with a market value of $4,429,674.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2012 (Unaudited)

144A Securities restricted for resale to Qualified Institutional Buyers in the United States or to non-US persons. At January 31, 2012, these restricted securities amounted to $78,744,970, which represented 14.33% of total net assets.

ADR	American Depositary Receipt
**	At January 31, 2012, aggregate cost for federal tax purposes was $529,104,216. Gross unrealized appreciation of investments was $171,907,038 while gross unrealized depreciation of investments was $80,169,288, resulting in net unrealized appreciation of investments of $91,737,750.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

JANUARY 31, 2012 (Unaudited)

Fair Value Measurement

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description	Level 1	Level 2	Level 3	Total
COMMON STOCK AND OTHER EQUITY INTERESTS
China—“A” Shares
Information Technology	$—	$24,512,446	$—	$24,512,446

Total China—“A” Shares	—	24,512,446	—	24,512,446

Hong Kong
Consumer Discretionary	36,412,764	—	—	36,412,764
Consumer Staples	7,381,831	2,834,958	—	10,216,789
Financials	7,535,677	—	—	7,535,677
Health Care	9,262,949	—	—	9,262,949
Industrials	10,256,543	—	—	10,256,543
Information Technology	10,336,613	—	—	10,336,613
Utilities	21,567,224	—	—	21,567,224

Total Hong Kong	102,753,601	2,834,958	—	105,588,559

Hong Kong—“H” Shares
Consumer Discretionary	9,358,427	—	—	9,358,427
Consumer Staples	4,795,776	—	—	4,795,776
Financials	13,211,767	—	—	13,211,767
Health Care	87,448,986	—	—	87,448,986
Industrials	—	4,471,516	—	4,471,516
Materials	2,943,791	—	—	2,943,791

Total Hong Kong—“H” Shares	117,758,747	4,471,516	—	122,230,263

Singapore
Consumer Staples	11,672,665	—	—	11,672,665
Information Technology	3,708,706	—	—	3,708,706

Total Singapore	15,381,371	—	—	15,381,371

Taiwan
Consumer Discretionary	41,835,975	—	—	41,835,975
Consumer Staples	15,693,355	—	—	15,693,355
Financials	37,530,212	—	4,512,108	42,042,320
Information Technology	10,494,945	—	—	10,494,945
Materials	8,458,658	—	—	8,458,658

Total Taiwan	114,013,145	—	4,512,108	118,525,253

United States
Consumer Staples	5,424,894	—	—	5,424,894
Energy	3,348,750	—	—	3,348,750
Health Care	20,678,786	—	—	20,678,786
Information Technology	14,956,783	—	—	14,956,783

Total United States	44,409,213	—	—	44,409,213

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS	394,316,077	31,818,920	4,512,108	430,647,105

EQUITY LINKED SECURITIES
Consumer Discretionary	—	6,199,500	—	6,199,500
Consumer Staples	—	11,835,418	—	11,835,418
Financials	—	23,523,377	—	23,523,377
Industrials	—	10,551,969	—	10,551,969
Information Technology	—	19,046,837	—	19,046,837
Telecommunications	—	7,587,869	—	7,587,869

TOTAL EQUITY LINKED SECURITIES	—	78,744,970	—	78,744,970

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

JANUARY 31, 2012 (Unaudited)

DIRECT INVESTMENTS
Consumer Staples	—	—	16,000,429	16,000,429
Health Care	—	—	16,526,663	16,526,663

TOTAL DIRECT INVESTMENTS	—	—	32,527,092	32,527,092

COLLATERAL FOR SECURITIES ON LOAN	—	74,584,799	—	74,584,799
SHORT TERM INVESTMENTS
United States	—	4,338,000	—	4,338,000

TOTAL INVESTMENTS	$394,316,077	$189,486,689	$37,039,200	$620,841,966

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

For the period ended January 31, 2012, Fook Woo Group Holdings, Ltd. was transferred from Level 1 to Level 2 as trading of the security was suspended and was fair valued under direction of the Board of Directors.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the three months ended January 31, 2012:

Investments in Securities	Balance as of October 31, 2011	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Held at January 31, 2012
COMMON STOCK AND OTHER EQUITY INTERESTS
Financials	$5,446,821	$—	$—	$—	$(934,713)	$—	$—	$4,512,108	$(934,713)

DIRECT INVESTMENTS
Consumer
Staples	16,000,429	—	—	—	—	—	—	16,000,429	—
Health Care	16,507,082	—	—	—	19,581	—	—	16,526,663	19,581

	32,507,511	—	—	—	19,581	—	—	32,527,092	19,581

	$37,954,332	$—	$—	$—	$(915,132)	$—	$—	$37,039,200	$(915,132)

Direct Investments: The Fund may invest up to 25% of the net proceeds from its offering of its oustanding common stock in direct investments; however, the Board of Directors of the Fund has suspended additional investments in direct investments. Direct investments are generally restricted and do not have a readily available resale market. Because of the absence of any public trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Fund. Issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protections requirements applicable to publicly traded securities. The value of these securities at January 31, 2012 was $32,527,092 or 5.9% of the Fund’s net asset value. The table below details the acquisition date, cost, and value of the Fund’s direct investments as determined by the Board of Directors of the Fund. The Fund does not have the right to demand that such securities be registered.

Security	Acquisition Date	Cost	Value
China Bright	08/27/2010	$14,969,436	$16,526,663
China Silicon Corp., Series A Preferred	11/30/2007	5,171,016	—
China Silicon Corp. Common Stock	01/08 -09/10	1,458,811	—
Zong Su Foods	09/21/2010	15,000,034	16,000,429

		$36,599,297	$32,527,092

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

JANUARY 31, 2012 (Unaudited)

NOTE B – Investments in Non-Controlled Affiliates*:

	Balance of Shares/Par Held	Gross Purchases	Gross Sales	Balance of Shares Held	Value
	October 31,	and	and	January 31,	January 31,
Name of Issuer	2011	Additions	Reductions	2012	2012
CDW Holding, Ltd.	48,182,000	—	580,000	47,602,000	$3,708,706
China Bright	14,665,617	—	—	14,665,617	16,526,663
China Medical System Holdings, Ltd.	90,442,200	—	4,349,000	86,093,200	56,279,497
China Silicon Corp. Common Stock	2,301,863	—	—	2,301,863	—
China Silicon Corp., Series A Preferred	27,418	—	—	27,418	—
HAND Enterprise Solutions, Ltd. Common Stock	11,238,137	—	—	11,238,137	24,512,446
Huiyin Household Appliances Holdings Co., Ltd.	160,413,750	—	—	160,413,750	14,064,487
Taiwan Life Insurance Co., Ltd.	200,000,000	—	—	200,000,000	4,512,108
Zong Su Foods	2,677	—	—	2,677	16,000,429

*	Affiliated issuers, as defined in the 1940 Act as amended, include issuers in which the Fund held 5% or more of the outstanding voting securities.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certification required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) is attached as an exhibit to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.

By:	/s/ Adam Phua
Adam Phua President and Chief Executive Officer

Date:	March 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam Phua
Adam Phua President and Chief Executive Officer

Date:	March 13, 2012

By:	/s/ Laura F. Dell
Laura F. Dell Treasurer

Date:	March 13, 2012